Supplementary Quarterly Financial Data Schedule (Details) (USD $)	3 Months Ended																6 Months Ended	12 Months Ended						3 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Special Cash Dividend [Member]	Mar. 31, 2010 Special Cash Dividend [Member]	Dec. 31, 2012 Quarterly Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Revenue	$ 244,824,000		$ 238,468,000		$ 232,132,000		$ 230,281,000		$ 216,406,000		$ 214,048,000		$ 225,777,000		$ 238,882,000			$ 945,706,000		$ 895,114,000		$ 951,943,000
Operating income	83,192,000	[1]	90,033,000	[1]	69,020,000	[1]	70,347,000	[1]	61,861,000		67,011,000		72,083,000		56,500,000			312,593,000		257,455,000		309,791,000
Net income including noncontrolling interest in subsidiaries	51,956,000	[1],[2]	58,193,000	[1],[2]	43,073,000	[1],[2]	44,407,000	[1],[2]	38,625,000		38,520,000		42,885,000		35,054,000			197,628,000		155,083,000		189,163,000
Amounts attributable to Federated Investors, Inc.
Net income	49,581,000	[1],[2]	55,773,000	[1],[2]	40,410,000	[1],[2]	42,325,000	[1],[2]	36,943,000		38,320,000		42,413,000		33,231,000			188,088,000		150,906,000		179,114,000
Earnings Per Share, Basic and Diluted	$ 0.44	[1],[2],[3]	$ 0.54	[1],[2],[3]	$ 0.39	[1],[2],[3]	$ 0.41	[1],[2],[3]	$ 0.36		$ 0.37		$ 0.41		$ 0.32			$ 1.79	[4]	$ 1.45	[4]	$ 1.73	[4]
Cash dividends per share	$ 1.75	[3]	$ 0.24	[3]	$ 0.24	[3]	$ 0.24	[3]	$ 0.24		$ 0.24		$ 0.24		$ 0.24			$ 2.47		$ 0.96		$ 2.22		$ 1.51	$ 1.26	$ 0.24
Stock price per share
High	$ 23.48	[5]	$ 22.31	[5]	$ 23.23	[5]	$ 23.89	[5]	$ 22.39	[5]	$ 24.54	[5]	$ 27.11	[5]	$ 28.57	[5]
Low	$ 18.28	[5]	$ 19.32	[5]	$ 18.54	[5]	$ 15.45	[5]	$ 14.36	[5]	$ 16.01	[5]	$ 23.43	[5]	$ 24.93	[5]
Impact of Minimum Yield Waivers
Revenue	(70,748,000)		(69,495,000)		(70,254,000)		(80,468,000)		(88,953,000)		(88,901,000)		(79,355,000)		(63,461,000)			(291,000,000)		(320,700,000)		(241,600,000)
Less: Reduction in Distribution expense	54,918,000		52,934,000		53,080,000		57,547,000		61,857,000		63,187,000		57,807,000		49,484,000			218,500,000		232,300,000		186,600,000
Operating income	(15,830,000)		(16,561,000)		(17,174,000)		(22,921,000)		(27,096,000)		(25,714,000)		(21,548,000)		(13,977,000)			(72,500,000)		(88,400,000)		(55,000,000)
Less: Reduction in Noncontrolling interest	331,000		298,000		(5,000)		618,000		978,000		2,483,000		2,172,000		839,000			1,300,000		6,500,000		1,000,000
Pre-tax impact	(15,499,000)		(16,263,000)		(17,179,000)		(22,303,000)		(26,118,000)		(23,231,000)		(19,376,000)		(13,138,000)			(71,200,000)		(81,900,000)		(54,000,000)
Insurance Recoveries	3,000,000		17,300,000														20,200,000
Other Asset Impairment Charges	$ 3,000,000
Negative Impact to Diluted Earnings Per Share From Special Dividend	$ 0.04

[1]	For the quarters ended September 30, 2012 and December 31, 2012, Federated recorded pretax insurance recoveries totaling $17.3 million and $3.0 million, respectively, for claims submitted over the past several years related to various legal proceedings. See Note (10) for additional information.
[2]	Federated recorded an impairment charge of $3.0 million related to an equity-method investment in the fourth quarter of 2012. See Note (6) for additional information.
[3]	For the quarter ended December 31, 2012, Federated paid $1.51 per share as a special cash dividend and a $0.24 per share regular dividend. All dividends are considered ordinary dividends for tax purposes. The special dividend negatively impacted fourth quarter 2012 diluted earnings per share by $0.04 per share.
[4]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[5]	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.